Vanguard® Health Care Fund
Schedule of Investments (unaudited)
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.0%)
Belgium (3.3%)
[1]	UCB SA	10,238,136	1,223,720
*	Argenx SE	1,377,888	414,826
*	Galapagos NV	1,175,458	62,335
			1,700,881
Brazil (0.0%)
	Notre Dame Intermedica Participacoes SA	1,699,100	19,322
China (2.1%)
*,2	Wuxi Biologics Cayman Inc.	18,337,200	277,753
[2]	WuXi AppTec Co. Ltd. Class H	9,838,416	210,062
*	BeiGene Ltd. ADR	424,716	151,930
*	Zai Lab Ltd. ADR	1,085,794	113,357
*	Zai Lab Ltd.	1,048,200	108,741
	Yifeng Pharmacy Chain Co. Ltd. Class A	6,945,794	51,839
*	Hutchmed China Ltd. ADR	1,736,789	51,096
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	24,872,000	42,365
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	452,517	26,517
*	Hutchmed China Ltd.	2,680,074	15,859
*,2	Everest Medicines Ltd.	2,139,500	12,272
*,2	Akeso Inc.	134,000	747
			1,062,538
Denmark (2.3%)
*	Genmab A/S	1,953,376	877,558
*	Ascendis Pharma A/S ADR	942,809	142,939
*	Genmab A/S ADR	3,150,246	140,627
			1,161,124
Germany (0.1%)
*	MorphoSys AG	943,340	44,399
Italy (0.1%)
	DiaSorin SpA	270,468	61,143
Japan (8.7%)
[1]	Eisai Co. Ltd.	17,856,177	1,265,221
	Astellas Pharma Inc.	59,120,200	996,695
	Daiichi Sankyo Co. Ltd.	33,303,190	840,319
	Chugai Pharmaceutical Co. Ltd.	11,038,000	412,704
	Ono Pharmaceutical Co. Ltd.	19,628,460	411,839
	Terumo Corp.	8,498,900	374,936
	Nippon Shinyaku Co. Ltd.	1,977,800	158,454
	Asahi Intecc Co. Ltd.	2,023,500	53,338
			4,513,506

		Shares	Market Value ($000)
Netherlands (0.9%)
	Koninklijke Philips NV	10,091,245	476,056
Spain (0.1%)
	Almirall SA	3,095,158	46,027
Switzerland (4.1%)
	Novartis AG (Registered)	21,001,073	1,737,056
	Alcon Inc.	2,412,628	200,052
	Lonza Group AG (Registered)	135,804	111,604
	Tecan Group AG (Registered)	70,000	42,889
			2,091,601
United Kingdom (6.3%)
	AstraZeneca plc	22,974,215	2,874,107
	Hikma Pharmaceuticals plc	6,910,934	227,798
*	Abcam plc ADR	5,880,982	135,262
*	Abcam plc	333,134	7,579
			3,244,746
United States (70.0%)
	UnitedHealth Group Inc.	6,944,747	3,197,848
	Pfizer Inc.	61,301,916	2,681,346
	Eli Lilly & Co.	10,305,313	2,625,382
	Bristol-Myers Squibb Co.	29,608,528	1,729,138
	Anthem Inc.	3,901,626	1,697,715
*	Boston Scientific Corp.	36,099,654	1,556,978
*	Biogen Inc.	4,964,327	1,323,887
	Stryker Corp.	4,889,448	1,300,935
	Thermo Fisher Scientific Inc.	2,024,414	1,281,596
*	Regeneron Pharmaceuticals Inc.	1,973,337	1,262,817
	Danaher Corp.	3,522,419	1,098,185
*	Edwards Lifesciences Corp.	9,131,833	1,094,176
*,1	Alnylam Pharmaceuticals Inc.	6,002,094	957,694
*	Vertex Pharmaceuticals Inc.	4,744,358	877,374
	Humana Inc.	1,874,180	868,045
	Baxter International Inc.	9,768,562	771,326
	HCA Healthcare Inc.	3,030,584	759,040
	Viatris Inc.	55,233,099	737,362
*	Seagen Inc.	4,090,101	721,207
	Cerner Corp.	8,840,327	656,748
*	Centene Corp.	8,912,620	634,935
*	Incyte Corp.	9,000,425	602,848
	Abbott Laboratories	4,347,467	560,345
	Agilent Technologies Inc.	2,889,631	455,088
*	Elanco Animal Health Inc. (XNYS)	12,779,695	420,196
	Teleflex Inc.	1,140,481	407,083
*	Laboratory Corp. of America Holdings	1,387,554	398,256
*	Illumina Inc.	946,867	393,007
*	IQVIA Holdings Inc.	1,450,076	379,079
*	Insulet Corp.	1,180,704	366,042
*,1	Alkermes plc	11,807,185	357,640
	Universal Health Services Inc. Class B	2,492,716	309,346
*,1	Agios Pharmaceuticals Inc.	5,148,413	241,975
*	Mirati Therapeutics Inc.	1,090,719	206,168
*	Molina Healthcare Inc.	657,961	194,572
*	agilon health Inc.	7,392,825	181,124
*	Syneos Health Inc.	1,911,256	178,397
*,1	Nektar Therapeutics Class A	11,383,721	172,577
*	Acadia Healthcare Co. Inc.	2,526,020	156,613

		Shares	Market Value ($000)
*,1	Bluebird Bio Inc.	6,140,000	143,737
*,3	Oak Street Health Inc.	2,978,154	140,658
*,1	Ironwood Pharmaceuticals Inc. Class A	10,902,066	139,219
*	Exact Sciences Corp.	1,452,458	138,303
*	Sarepta Therapeutics Inc.	1,616,023	127,876
	Royalty Pharma plc Class A	3,053,455	120,703
*	Reata Pharmaceuticals Inc. Class A	1,237,211	118,785
*	Blueprint Medicines Corp.	1,037,193	116,674
*	NeoGenomics Inc.	2,464,677	113,375
*	Align Technology Inc.	168,882	105,445
*	Kodiak Sciences Inc.	803,001	94,023
*	Quidel Corp.	706,112	93,750
*	Arena Pharmaceuticals Inc.	1,307,123	75,016
*	Karuna Therapeutics Inc.	514,899	72,282
	Encompass Health Corp.	1,118,557	71,095
*	Apellis Pharmaceuticals Inc.	2,257,153	69,385
*	Masimo Corp.	198,716	56,344
*	Turning Point Therapeutics Inc.	1,296,184	53,895
*	PTC Therapeutics Inc.	1,235,744	46,872
*	NanoString Technologies Inc.	964,373	46,579
*	Glaukos Corp.	934,746	42,727
*	Horizon Therapeutics plc	339,230	40,677
*	ALX Oncology Holdings Inc.	654,935	36,703
*	Oscar Health Inc. Class A	2,116,136	36,567
*	Rocket Pharmaceuticals Inc.	1,199,337	35,632
*	Amicus Therapeutics Inc.	3,307,491	34,729
*	Relay Therapeutics Inc.	950,758	31,613
*	Allakos Inc.	311,936	31,375
*	Sage Therapeutics Inc.	772,758	31,188
*	Legend Biotech Corp. ADR	548,425	28,792
*	REVOLUTION Medicines Inc.	952,971	28,046
*	Nevro Corp.	181,959	20,696
*	TG Therapeutics Inc.	480,391	14,998
			36,171,849
Total Common Stocks (Cost $28,554,039)			50,593,192
Temporary Cash Investments (1.9%)
Money Market Fund (0.0%)
[4,5]	Vanguard Market Liquidity Fund 0.070%	22,078	2,208
		Face Amount ($000)
Repurchase Agreements (0.9%)
	Bank of America Securities LLC, 0.050%, 11/1/21 (Dated 10/29/21, Repurchase Value $34,400,000, collateralized by U.S. Treasury Note/Bond 0.250%, 4/15/23, with a value of $35,088,000)	34,400	34,400
	Bank of Nova Scotia, 0.050%, 11/1/21 (Dated 10/29/21, Repurchase Value $113,800,000, collateralized by U.S. Treasury Bill 0.000%, 1/6/22, and U.S. Treasury Note/Bond 0.125%–4.250%, 3/31/22–2/15/51, with a value of $116,076,000)	113,800	113,800
	Barclays Capital Inc., 0.050%, 11/1/21 (Dated 10/29/21, Repurchase Value $18,000,000, collateralized by U.S. Treasury Bill 0.000%, 1/25/22, with a value of $18,360,000)	18,000	18,000

	Face Amount ($000)	Market Value ($000)
BNP Paribas, 0.050%, 11/1/21 (Dated 10/29/21, Repurchase Value $68,800,000, collateralized by Fannie Mae 1.910%–4.500%, 1/1/27–9/1/50, Freddie Mac 1.940%–5.000%, 5/1/42–7/1/51, and Ginnie Mae 2.500%–3.500%, 11/20/46–6/20/51, with a value of $70,176,000)	68,800	68,800
Credit Agricole Securities (USA) Inc., 0.050%, 11/1/21 (Dated 10/29/21, Repurchase Value $13,100,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 1.000%, 2/15/48, with a value of $13,362,000)	13,100	13,100
HSBC Bank USA, N.A, 0.045%, 11/1/21 (Dated 10/29/21, Repurchase Value $5,600,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.250%, 2/15/50, with a value of $5,712,000)	5,600	5,600
HSBC Bank USA, N.A, 0.050%, 11/1/21 (Dated 10/29/21, Repurchase Value $14,200,000, collateralized by Fannie Mae 2.500%–5.000%, 5/1/28–12/1/50, and Freddie Mac 3.500% 1/1/48, with a value of $14,484,000)	14,200	14,200
Naxtixis SA, 0.050%, 11/1/21 (Dated 10/29/21, Repurchase Value $42,700,000, collateralized by U.S. Treasury Bill 0.000%, 11/16/21, U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.750%, 1/15/28–2/15/51, and U.S. Treasury Note/Bond 0.125%–3.625%, 12/31/22–2/15/51, with a value of $43,554,000)	42,700	42,700
Nomura International plc, 0.050%, 11/1/21 (Dated 10/29/21, Repurchase Value $133,301,000, collateralized by U.S. Treasury Bill 0.000%, 11/26/21–3/31/22, and U.S. Treasury Note/Bond 0.125%–1.875%, 4/30/23–2/15/51, with a value of $135,966,000)	133,300	133,300
RBC Capital Markets LLC, 0.050%, 11/1/21 (Dated 10/29/21, Repurchase Value $37,900,000, collateralized by Fannie Mae 3.500%, 6/1/33, and U.S. Treasury Note/Bond 0.375%, 1/31/26, with a value of $38,658,000)	37,900	37,900
		481,800
U.S. Government and Agency Obligations (1.0%)
United States Cash Management Bill, 0.032%, 1/11/22	200,000	199,975
United States Treasury Bill, 0.044%, 12/02/21	150,000	149,992
United States Treasury Bill, 0.045%, 12/09/21	150,000	149,989
		499,956
Total Temporary Cash Investments (Cost $983,983)		983,964
Total Investments (99.9%) (Cost $29,538,022)		51,577,156
Other Assets and Liabilities—Net (0.1%)		69,762
Net Assets (100%)		51,646,918
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the aggregate value was $500,834,000, representing 1.0% of net assets.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,078,000.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $2,112,000 was received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of October 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	36,191,171	—	—	36,191,171
Common Stocks—Other	735,211	13,666,810	—	14,402,021
Temporary Cash Investments	2,208	981,756	—	983,964
Total	36,928,590	14,648,566	—	51,577,156
E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2021 Market Value ($000)
Agios Pharmaceuticals Inc.	302,276	—	67,191	(67,299)	74,189	—	—	241,975
Alkermes plc	285,577	—	51,445	(62,048)	185,556	—	—	357,640
Allscripts Healthcare Solutions Inc.	162,446	—	156,920	41,976	(47,502)	—	—	—
Alnylam Pharmaceuticals Inc.	1,178,188	—	346,612	202,441	(76,323)	—	—	957,694
Bluebird Bio Inc.	237,840	24,819	—	—	(118,922)	—	—	143,737
Eisai Co. Ltd.	1,303,206	—	—	—	(37,985)	23,140	—	1,265,221
Ironwood Pharmaceuticals Inc. Class A	111,419	—	—	—	27,800	—	—	139,219
Nektar Therapeutics Class A	257,000	—	33,456	(103,506)	52,539	—	—	172,577
UCB SA	1,060,182	—	—	—	163,538	10,957	—	1,223,720
Vanguard Market Liquidity Fund	96	NA1	NA1	—	—	—	—	2,208
Total	4,898,230			11,564	222,890	34,097	—	4,503,991
1	Not applicable—purchases and sales are for temporary cash investment purposes.